Intangible assets and goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Intangible Assets and Goodwill
Intangible assets and goodwill at beginning of period	$ 145,490
Intangible assets and goodwill at end of period	103,485	$ 145,490
Cost
Intangible Assets and Goodwill
Intangible assets and goodwill at beginning of period	171,433	155,246
Additions and Reclasses	295	1,296
Additions from business combinations (Note 5)	4,903	54,372
Impairment loss	(33,549)	(46,531)
Foreign currency translation	(352)	7,050
Intangible assets and goodwill at end of period	142,730	171,433
Accumulated depreciation
Intangible Assets and Goodwill
Intangible assets and goodwill at beginning of period	(25,943)	(12,965)
Amortization	13,224	13,084
Foreign currency translation	78	(106)
Intangible assets and goodwill at end of period	(39,245)	(25,943)
Software
Intangible Assets and Goodwill
Intangible assets and goodwill at beginning of period	6,577
Intangible assets and goodwill at end of period	5,019	6,577
Software | Cost
Intangible Assets and Goodwill
Intangible assets and goodwill at beginning of period	10,659	9,463
Additions and Reclasses	273	905
Additions from business combinations (Note 5)		338
Impairment loss		(89)
Foreign currency translation	378	42
Intangible assets and goodwill at end of period	11,310	10,659
Software | Accumulated depreciation
Intangible Assets and Goodwill
Intangible assets and goodwill at beginning of period	(4,082)	(1,776)
Amortization	2,131	2,412
Foreign currency translation	78	(106)
Intangible assets and goodwill at end of period	(6,291)	(4,082)
Licenses
Intangible Assets and Goodwill
Intangible assets and goodwill at beginning of period	22,921
Intangible assets and goodwill at end of period	13,315	22,921
Licenses | Cost
Intangible Assets and Goodwill
Intangible assets and goodwill at beginning of period	44,782	44,762
Additions from business combinations (Note 5)	1,487	20
Intangible assets and goodwill at end of period	46,269	44,782
Licenses | Accumulated depreciation
Intangible Assets and Goodwill
Intangible assets and goodwill at beginning of period	(21,861)	(11,189)
Amortization	11,093	10,672
Intangible assets and goodwill at end of period	(32,954)	(21,861)
Brand Name
Intangible Assets and Goodwill
Intangible assets and goodwill at beginning of period	32,573
Intangible assets and goodwill at end of period	8,948	32,573
Brand Name | Cost
Intangible Assets and Goodwill
Intangible assets and goodwill at beginning of period	32,573	21,075
Additions and Reclasses	22	308
Additions from business combinations (Note 5)		10,047
Impairment loss	(23,257)	(1,365)
Foreign currency translation	(390)	2,508
Intangible assets and goodwill at end of period	8,948	32,573
Goodwill
Intangible Assets and Goodwill
Intangible assets and goodwill at beginning of period	83,419
Intangible assets and goodwill at end of period	76,203	83,419
Goodwill | Cost
Intangible Assets and Goodwill
Intangible assets and goodwill at beginning of period	83,419	79,946
Additions and Reclasses		83
Additions from business combinations (Note 5)	3,416	43,967
Impairment loss	(10,292)	(45,077)
Foreign currency translation	(340)	4,500
Intangible assets and goodwill at end of period	$ 76,203	$ 83,419